Employee Benefit Liabilities, Net	12 Months Ended
Dec. 31, 2024
Employee Benefit Liabilities, Net [Abstract]
EMPLOYEE BENEFIT LIABILITIES, NET

Note 16: - Employee Benefit Liabilities, Net

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the Israeli labor and Severance Pay Laws, the Company is required to pay compensation to employees upon dismissal or retirement or to make contributions in defined contribution plans pursuant to Section 14 of the Israeli Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit only for those employees for which Section 14 of the Israeli Severance Pay Law is not applicable to. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract, or a collective bargaining agreement based on the employee’s salary and employment terms which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

1.	Defined contribution deposit:

Israeli employees defined contribution plan:

The Company’s agreements with some of its employees are in accordance with Section 14 of the Israeli Severance Pay Law. Contributions made by the Company in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. The expenses for the defined benefit deposit in 2024, 2023 and 2022 were $1,050 thousand, $925 thousand, and $873 thousand, respectively.

U.S. employees defined contribution plan:

Since August 2022, the Company’s U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. During the years ended December 31, 2024, and December 31, 2023, the U.S. subsidiary recorded expenses for matching contributions in the amount of $89 thousand and $62 thousand, respectively.

2.	Defined benefit plans:

The Company accounts for the payment of compensation as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

3.	Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands

Current service cost	$208	$194	$223
Interest expenses, net	39	28	15
Total employee benefit expenses	247	222	238

Actual return on plan assets	$400	$50	$(25)

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Cost of revenues	$159	$155	$166
Research and development	20	22	24
Selling and marketing	39	33	27
General and administrative	9	23	21

	$227	$233	$238

4.	The plan liabilities, net:

	December 31,
	2024	2023
	U.S. Dollars in thousands
Defined benefit obligation	$4,813	$4,399
Fair value of plan assets	4,304	3,778
Total liabilities, net	$509	$621

5.	Changes in the present value of defined benefit obligation

	2024	2023
	U.S. Dollars in thousands
Balance at January 1,	$4,399	$4,380
Interest costs	216	200
Current service cost	208	194
Past service cost	-	-
Benefits paid	(223)	(376)
Demographic assumptions	(84)	13
Financial assumptions	-	(91)
Past Experience	322	209
Currency Exchange	(25)	(130)
Balance at December 31,	$4,813	$4,399

6.	Plan assets

a)	Plan assets

Plan assets comprise of assets held by long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2024	2023
	U.S. Dollars in thousands

Balance at January 1,	$3,778	$3,707
Expected return	184	172
Contributions by employer	165	173
Benefits paid	(195)	(206)
Demographic assumptions	(2)	-
Financial assumptions	-	-
Past Experience	402	50
Currency exchange	(28)	(118)
Balance at December 31,	$4,304	$3,778

7.	The principal assumptions underlying the defined benefit plan

	2024	2023	2022
	%

Discount rate of the plan liability	5.4	5.3	5.1
Future salary increases	3.0	3.0	3.0

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

If the discount rate would be one percent higher or lower, and all other assumptions were held constant, the defined benefit obligation would decrease by $81 thousand or increase by $119 thousand, respectively.

If the expected salary growth would increase or decrease by one percent, and all other assumptions were held constant, the defined benefit obligation would increase by $113 thousand or decrease by $77 thousand, respectively.